Other revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues [Abstract]
Termination payments revenue	$ 74.7	$ 0.0	$ 0.0
Related party other revenues	13.4	0.0	5.8
Total	$ 88.1	$ 0.0	$ 5.8